Goodwill and Indefinite Assets	12 Months Ended
Dec. 31, 2010
Goodwill and Indefinite Assets [Abstract]
GOODWILL AND INDEFINITE ASSETS

3.	GOODWILL AND INDEFINITE ASSETS

Goodwill and indefinite life assets consist of the following as of:

	December 31,
	2010	2009

Indefinite life intangibles
Goodwill, net	$1,035,697	$511,861
Trade name	—	1,029

	$1,035,697	$512,890

The changes in goodwill are summarized as follows, consolidated and by segment (“RCM” is our Revenue Cycle Management segment and “SCM” is our Spend and Clinical Resource Management segment), for the years ended December 31, 2010 and 2009:

	December 31,
	Consolidated	RCM	SCM

Balance, December 31, 2008	$508,748	$424,027	$84,721
Accuro acquisition purchase accounting adjustment (Note 5)	3,113	3,113	—

Balance, December 31, 2009	$511,861	$427,140	$84,721
DSS impairment loss	(44,495)	(44,495)	—
Broadlane acquisition (Note 5)	567,326	—	567,326
Other acquisition	1,005	—	1,005

Balance, December 31, 2010	$1,035,697	$382,645	$653,052

In connection with our 2010 annual impairment testing, we recognized an impairment charge related to the goodwill at our decision support services operating unit within our RCM reporting segment. We experienced a scheduled and planned step down in license fee revenue from a large business intelligence customer in our decision support services operating unit. As part of our quarterly and annual forecasting process, we expected to recover the revenue reduction related to this large customer with new customer wins. However, given the economic environment and increased competition, conversion of new customer revenue has been lower than expected over the last six to eight quarters. As a result, during our 2011 budgetting process we lowered our future growth rate estimates and revised our earnings forecast for future years for our decision support services operating unit. As a result, a goodwill impairment loss of $44,495 was recognized in the RCM segment during December 2010.

In 2010, we recorded an impairment charge of approximately $1,029 to write-off an indefinite-lived trade name acquired as part of a prior acquisition in connection with restructuring and rebranding of our SCM segment subsequent to the Broadlane Acquisition.

In 2009, we adjusted Goodwill related to the acquisition of Accuro. See Note 5 for the detail of the adjustments. In 2008, we adjusted Goodwill related to the acquisition of XactiMed primarily related to adjustments to deferred tax liability and other accrued liabilities.